UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                      FORM 13F

                  FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: September 30, 2012 Check here if Amendment |_|; Amendment Number: _____
            This Amendment (Check only one.): |_| is a restatement.
                                              |_| adds new holdings entries.

            Institutional Investment Manager Filing this Report:
            Name: Alpine Investment Management, LLC

            Address: 8000 Maryland Avenue, Suite 700
                     St. Louis, MO 63105

            Form 13F File Number: 028-14059

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

            Person Signing this Report on Behalf of Reporting Manager:

            Name: Nick Tompras

            Title: President

            Phone: 314-932-7600

            Signature, Place, and Date of Signing:

            /s/ Nick Tompras         St. Louis, MO 11/12/2012
            ---------------------- --------------- ----------
            (Signature)            (City, State)   (Date)

            Report Type (Check only one):
            |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

            |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

            |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

            FORM 13F SUMMARY PAGE
            Report Summary:
            Number of Other Included Managers: 0
            Form 13F Information Table Entry Total: 48
            Form 13F Information Value Total (thousands): $266,151 List of Other Included Managers: NONE

                                    TITLE OF                  VALUE    SHRS OR           PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                       CLASS           CUSIP   (x$1000)  PRN AMT   SH /PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----                                -----           -----   -------   -------   ----    ---- --------   ------  ----  -----  --
ABBOTT LABORATORIES	    COM			002824 10 0	   747	 10900	 SH	       SOLE		 10900
AES CORP		    COM			00130H 10 5	   438	 39900	 SH	       SOLE		 39900
ALLEGHANY CORP DEL          COM                 017175 10 0        933    2704   SH            SOLE               2704
BAXTER INTERNATIONAL	    COM			071813 10 9	   512	  8500	 SH	       SOLE		  8500
BERKSHIRE HATHAWAY INC DEL  COM                 084670 10 8        265       2   SH            SOLE                  2
BERKSHIRE HATHAWAY INC DEL  CL B NEW            084670 70 2      19299  218807   SH            SOLE             218807
CALAMOS ASSET MGMT INC      CL A                12811R 10 4      16411 1409892   SH            SOLE            1409892
COLGATE PALMOLIVE CO        COM                 194162 10 3        306    2856   SH            SOLE               2856
COVIDIEN PLC NEW	    SHS      		G2554F 11 3	   725   12200   SH            SOLE		 12200
D S T SYSTEMS INC           COM                 233326 10 7      16266  287587   SH            SOLE             287587
DELL INC                    COM                 24702R 10 1      16060 1629606   SH            SOLE            1629606
DIAGEO P L C                SPON ADR NEW        25243Q 20 5       2888   25622   SH            SOLE              25622
EBAY INC		    COM			278642 10 3	   890	 18400	 SH	       SOLE		 18400
Exxon Mobil Corp            COM			30231G 10 2	   215    2354   SH            SOLE               2354
GENERAL DYNAMICS CORP	    COM			369550 10 8	   569	  8600	 SH	       SOLE		  8600
GENERAL ELECTRIC COMPANY    COM			369605 10 3	   677	 29804	 SH	       SOLE		 29804
HALLIBURTON CO		    COM			406216 10 1	   320	  9500	 SH	       SOLE		  9500
HEINZ H J CO		    COM			423074 10 3	   627	 11200	 SH	       SOLE		 11200
HERSHEY CO		    COM			427866 10 8	   799	 11270	 SH	       SOLE		 11270
HOSPIRA INC		    COM			441060 10 0	   322	  9800	 SH	       SOLE		  9800
ILLINOIS TOOL WKS INC       COM                 452308 10 9       7340  123423   SH            SOLE             123423
J P MORGAN CHASE & CO       COM                 46625H 10 0      20887  515973   SH            SOLE             515973
J P MORGAN CHASE & CO       *W Exp 10/28/2018   46634E 11 4        412   40000   SH            SOLE              40000
JOHNSON & JOHNSON           COM                 478160 10 4      21705  314981   SH            SOLE             314981
L S B Industries Inc        COM                 502160 10 4        241    5500   SH            SOLE               5500
LENNAR CORP		    CL A		526057 10 4	   841	 24200	 SH	       SOLE		 24200
LOCKHEED MARTIN CORP        COM                 539830 10 9      21341  228543   SH            SOLE             228543
LOWES COMPANIES		    COM			548661 10 7	   648	 21420	 SH 	       SOLE		 21420
M & T BANK CORP		    COM			55261F 10 4	   571    6000	 SH	       SOLE		  6000
MAGNA INTL INC              COM                 559222 40 1      10478  242220   SH            SOLE             242220
MARKET VECTORS ETF TR       PHARMA ETF          57060U 21 7      14012  341767   SH            SOLE             341767
MCGRAW HILL COS INC         COM                 580645 10 9       2194   40190   SH            SOLE              40190
MERCK & CO INC NEW          COM                 58933Y 10 5      21831  484108   SH            SOLE             484108
NYSE EURONEXT               COM                 629491 10 1      16117  653845   SH            SOLE             653845
ORACLE CORPORATION	    COM			68389X 10 5	   626	 19900	 SH	       SOLE		 19900
PFIZER INCORPORATED	    COM			717081 10 3	   248	  9997	 SH	       SOLE		  9997
PIONEER NATURAL RES CO	    COM			723787 10 7	   616	  5900	 SH	       SOLE		  5900
PROCTER & GAMBLE CO         COM                 742718 10 9        228    3282   SH            SOLE               3282
QUESTAR CORP		    COM			748356 10 2	   578	 28415	 SH	       SOLE		 28415
SPX CORP		    COM			784635 10 4	   556	  8500	 SH	       SOLE		  8500
SUNTRUST BANKS		    COM			867914 10 3	   543	 19200	 SH	       SOLE		 19200
SYSCO CORP                  COM                 871829 10 7      15682  501504   SH            SOLE             501504
TE CONNECTIVITY LTD	    REG SHS		H84989 10 4	   772	 22700	 SH	       SOLE		 22700
TIME WARNER INC		    COM NEW		887317 30 3	   703	 15500	 SH	       SOLE		 15500
VANGUARD INDEX FDS          TOT STK MKT         922908 76 9        983   13346   SH            SOLE              13346
VANGUARD BD INDEX FD INC    SHORT TRM BOND      921937 82 7        255    3135   SH            SOLE               3135
VODAFONE GROUP PLC NEW      SPONS ADR NEW       92857W 20 9      18478  648365   SH            SOLE             648365
WAL MART STORES INC         COM                 931142 10 3       7995  108333   SH            SOLE             108333